Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current Assets
Cash and Cash Equivalents	$ 5,948,806	$ 16,607,536
Accounts Receivable, Net	3,766,357	4,747,576
Prepaid Expenses and Other Current Assets, Net	1,193,972	463,628
Total Current Assets	10,909,135	21,818,740
Non-Current Assets
Plant and Equipment, Net	108,746	40,183
Right-of-Use Assets	142,525	254,836
Total Non-Current Assets	251,271	295,019
TOTAL ASSETS	11,160,406	22,113,759
Current Liabilities
Lease Payable – Current	144,747	170,052
Accounts Payable	46,177	200,453
Accruals and Other Current Liabilities	3,873,327	5,503,081
Dividend Payable	5,101,002	6,950,392
Income Tax Payable	853,048	1,051,644
Total Current Liabilities	10,018,301	14,388,846
Non-Current Liabilities
Lease Payable – Non-Current	981	88,426
Deferred Tax Liabilities	1,325	1,665
Dividend Payable	1,500,000
Total Non-Current Liabilities	1,502,306	90,091
TOTAL LIABILITIES	11,520,607	14,478,937
SHAREHOLDERS’ EQUITY
Additional paid-in capital		493,994
Retained Earnings / (Accumulated Deficit)	(865,997)	7,141,113
Merger Reserve	504,549
Accumulated Other Comprehensive Loss	(26,753)	(285)
Total Shareholders’ Equity (Deficit)	(360,201)	7,634,822
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	11,160,406	22,113,759
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	7,634
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	20,366
Director [Member]
Current Liabilities
Amount Due to a Director		$ 513,224